UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA             7/21/2011
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                20

Form 13F Information Table Value Total:           139,365

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
ATLAS ENERGY LP                COM           04930A104     19,251       885,914                            844,164         41,750
ATLAS PIPELINE PRTNRS LPUNITS  COM            49392103     11,964       363,000                            363,000
BEAR CREEK MINING CORP         COM           07380N104     12,378     3,099,770                          2,726,900        372,870
BIOCLINICA INC                 COM           09071B100      1,269       254,895                            254,895
CHESAPEAKE ENERGY OKLA         COM           165167BW6        625        21,045                                            21,045
COEUR D'ALENE MINES CORP       COM NEW       192108AQ1     48,513     1,999,710                          1,881,800        117,910
COMSTOCK RES INC NEW COM       COM NEW       205768203        733        25,445                                            25,445
CONSOL ENERGY INC    COM       COM           20854P109        731        15,085                                            15,085
CUMBERLAND PHARMACEUTICALS     COM           230770109      2,013       350,000                            350,000
DIGITALGLOBE INC               COM NEW       25389M877        682        26,825                                            26,825
EL PASO CORPORATION            COM           28336L109        951        47,095                                            47,095
EXXON MOBIL CORP     COM       COM           30231G102      1,465        18,000                             18,000
GEOYEYE INC                    COM           37250W108        742        19,845                                            19,845
HECLA MINING CO                COM           422704106      1,815       236,000                            141,000         95,000
LINN ENERGY LLC-UNITS          COM UNITS     536020100      7,033       180,000                            180,000
NEW GOLD INC CDA               COM           644535106     19,559     1,900,760                          1,660,000        240,760
NII HLDGS INC      CL B        COM           62913F201        973        22,950                                            22,950
PRIMERO MINING CORP            COM           74164W106      6,319     1,920,730                          1,693,300        227,430
ROMARCO MINERALS INC           COM           775903206      1,702     1,000,000                          1,000,000
ULTRA PETROLEUM CORP           COM           903914109        649        14,165                                            14,165












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